Warrants (Tables)	12 Months Ended
Dec. 31, 2019
Warrants Disclosure [Abstract]
Summary of fair value of warrant liabilities	The Group used the binomial model to estimate the fair value of warrant liabilities using the following assumptions:

	As of December 31,
	2018
Risk-free rate of return		2.49%
Maturity date		September 25, 2019
Estimated volatility rate		50.9%
Exercise price	US$	6.06
Fair value of underlying convertible preferred shares	US$	6.91